COMMITMENTS AND CONTINGENCIES (Details) (USD $)			12 Months Ended
	Dec. 31, 2011	Dec. 20, 2011 Summit Gold Project	Dec. 31, 2011 Kittila mine M	Dec. 31, 2011 Meadowbank mine	Dec. 31, 2011 Meadowbank mine Maximum	Dec. 31, 2011 Pinos Altos mine Minimum	Dec. 31, 2011 Pinos Altos mine Maximum	Dec. 31, 2011 Abitibi Minimum	Dec. 31, 2011 Abitibi Maximum
COMMITMENTS AND CONTINGENCIES
Guarantees provided in the form of letters of credit	$ 119,000,000
Payment of royalty
Number of months after mining operations commence that the Company has to start paying royalties			12
Percentage of net smelter return the Company has to pay in royalties		2.00%	2.00%
Percentage of net profits interest royalty				12.00%
Percentage of gross revenue which annual deductions are limited to					85.00%
Royalty Payment Percentage of Adjusted Net Profit					14.00%
Percentage of net profits interest royalty and net smelter return royalty						2.50%	3.50%	0.50%	5.00%
Purchase commitments
2012	11,481,000
2013	7,141,000
2014	7,853,000
2015	4,671,000
2016	4,716,000
Subsequent years	26,452,000
Total	$ 62,314,000